Legal Proceedings (Details Narrative) - USD ($)	Feb. 21, 2017	Oct. 28, 2014	May 24, 2014
Commitments and Contingencies Disclosure [Abstract]
Litigation Settlement, Amount	$ 227,000		$ 56,365
Restricted Shares Issued		502,533
Litigation Cash Paid		$ 30,000